Long-Term Debt - Narrative (Details) - USD ($) $ in Millions	Jun. 28, 2024	Jun. 30, 2024	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2022	Jan. 31, 2022
Credit Facility | Term Loans and Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 1,250
Credit Facility | Term loans
Debt Instrument [Line Items]
Interest rate		6.52%	6.46%		5.41%
Credit Facility | Line of Credit
Debt Instrument [Line Items]
SOFR adjustment	0.10%
Credit Facility | Line of Credit | Term Loans and Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity						1,250
Credit Facility | Line of Credit | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 750
Interest rate		6.48%	6.45%
Senior Notes Due 2028 | Senior notes
Debt Instrument [Line Items]
Face amount				$ 300
Fixed interest rate				6.50%